Derivative financial liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Derivative financial liabilities
Schedule of components of Convertible Senior Secured Notes

Mudrick
£ 000
As at December 31, 2023	109,291
Fair value movements	(5,914)
In-kind interest paid	8,483
Exchange differences on translation	910
As at June 30, 2024	112,770